Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4	¥ 2,414
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 2,414
% of total class of financing receivable	0.00%	0.10%
Interest rate reduction | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 2,414
% of total class of financing receivable	0.00%	0.20%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 2,414
% of total class of financing receivable	0.00%	0.40%
Interest rate reduction | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,291	¥ 8,417
% of total class of financing receivable	0.10%	0.20%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 10
% of total class of financing receivable	0.00%	0.00%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 10
% of total class of financing receivable	0.00%	0.00%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,210	¥ 8,305
% of total class of financing receivable	0.20%	0.40%
Term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,848
% of total class of financing receivable	1.00%
Term extension | Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,848
% of total class of financing receivable	1.40%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 362	¥ 8,305
% of total class of financing receivable	0.00%	0.60%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 362	¥ 289
% of total class of financing receivable	0.30%	0.10%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 433
% of total class of financing receivable		0.20%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 7,583
% of total class of financing receivable	0.00%	1.40%
Term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 81	¥ 102
% of total class of financing receivable	0.00%	0.00%
Term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 81	¥ 102
% of total class of financing receivable	0.00%	0.00%
Term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 40	¥ 12
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 6
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 6
% of total class of financing receivable		0.00%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 13	¥ 6
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 13	¥ 6
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 13	¥ 6
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 27	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 27
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,661	¥ 49
% of total class of financing receivable	0.10%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 18	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 18	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,643	¥ 49
% of total class of financing receivable	0.20%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,643	¥ 49
% of total class of financing receivable	0.30%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,643	¥ 49
% of total class of financing receivable	0.50%	0.00%
Combination - interest rate reduction and term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,201
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,201
% of total class of financing receivable		0.10%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,201
% of total class of financing receivable		0.10%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,201
% of total class of financing receivable		0.20%
Combination - interest rate reduction, term extension and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%